UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    ________

                                    FORM N-Q
                                    ________

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-23091

                                 GALLERY TRUST
               (Exact name of registrant as specified in charter)
                                    ________

                                SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
               (Address of principal executive offices) (Zip code)

                                Michael Beattie
                              C/O SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-888-832-4386

                   DATE OF FISCAL YEAR END: OCTOBER 31, 2017

                    DATE OF REPORTING PERIOD: JULY 31, 2017

ITEM 1. SCHEDULE OF INVESTMENTS

Gallery Trust                                 Mondrian International Equity Fund
                                                       July 31, 2017 (Unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMON STOCK -- 98.9%
--------------------------------------------------------------------------------

                                         Number of               Value
                                           Shares               (U.S. $)
                                        -----------           -----------
AUSTRALIA -- 1.3%
  QBE Insurance Group ..................   803,418            $ 7,616,403
                                                              -----------
Total Australia                                                 7,616,403
                                                              -----------
CHINA -- 1.5%
  China Mobile .........................   808,000              8,663,645
                                                              -----------
Total China                                                     8,663,645
                                                              -----------
DENMARK -- 1.1%
  ISS ..................................   151,674              6,221,718
                                                              -----------
Total Denmark                                                   6,221,718
                                                              -----------
FRANCE -- 6.9%
  Cie de Saint-Gobain ..................   203,756             11,310,130
  Sanofi ...............................   204,169             19,509,579
  Societe Generale .....................   151,538              8,897,749
                                                              -----------
Total France                                                   39,717,458
                                                              -----------
GERMANY -- 10.6%
  Allianz ..............................    72,338             15,414,021
  Bayerische Motoren Werke .............    25,112              2,310,123
  Daimler ..............................   189,516             13,301,612
  Deutsche Telekom .....................   662,237             12,108,164
  Evonik Industries ....................   129,209              4,405,165
  SAP ..................................   126,595             13,439,685
                                                              -----------
Total Germany                                                  60,978,770
                                                              -----------
HONG KONG -- 2.4%
  CK Hutchison Holdings ................   290,500              3,827,066
  Jardine Matheson Holdings ............    82,415              5,258,901
  WH Group ............................. 5,312,500              4,985,485
                                                              -----------
Total Hong Kong                                                14,071,452
                                                              -----------
ITALY -- 5.6%
  Enel ................................. 2,871,783             16,399,698
  Eni .................................. 1,014,309             16,053,829
                                                              -----------
Total Italy                                                    32,453,527
                                                              -----------
JAPAN -- 17.9%
  Canon ................................   406,900             14,161,869
  Honda Motor ..........................   594,300             16,754,360
  Hoya .................................    80,300              4,534,880
  Isuzu Motors .........................   237,800              3,270,033

Gallery Trust                                 Mondrian International Equity Fund
                                                       July 31, 2017 (Unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                         Number of               Value
                                           Shares               (U.S. $)
                                        -----------           -----------
JAPAN (continued)
  Kirin Holdings .......................   737,600            $16,261,389
  Kyushu Railway .......................   151,100              4,982,072
  Mitsubishi Electric ..................   590,900              9,168,075
  Santen Pharmaceutical ................     8,100                114,397
  Sekisui Chemical .....................   221,500              4,082,616
  Sumitomo Electric Industries .........   183,700              2,978,491
  Takeda Pharmaceutical ................   315,000             16,663,613
  Tokio Marine Holdings ................   238,852             10,063,654
                                                              -----------
Total Japan                                                   103,035,449
                                                              -----------
NETHERLANDS -- 5.9%
  Koninklijke Ahold Delhaize ...........   718,315             14,706,606
  Royal Dutch Shell PLC Class A ^ ......    11,106                312,554
  Royal Dutch Shell PLC Class A ........    86,340              2,444,327
  Royal Dutch Shell PLC Class B ^ ......   574,581             16,314,364
                                                              -----------
Total Netherlands                                              33,777,851
                                                              -----------
SINGAPORE -- 5.7%
  Ascendas REIT ........................ 3,585,400              7,143,549
  Singapore Telecommunications ......... 3,313,702              9,707,705
  United Overseas Bank .................   921,118             16,306,402
                                                              -----------
Total Singapore                                                33,157,656
                                                              -----------
SPAIN -- 5.7%
  Banco Santander ......................   704,731              4,817,005
  Iberdrola ............................ 2,006,491             15,828,842
  Telefonica ........................... 1,083,436             12,261,345
                                                              -----------
Total Spain                                                    32,907,192
                                                              -----------
SWEDEN -- 4.3%
  Telefonaktiebolaget LM Ericsson
    Class B ............................ 1,130,998              7,347,327
  Telia ................................ 3,691,214             17,350,141
                                                              -----------
Total Sweden                                                   24,697,468
                                                              -----------
SWITZERLAND -- 8.5%
  ABB ..................................   667,841             15,678,154
  Nestle ...............................    55,910              4,723,974
  Novartis .............................   168,233             14,336,211
  Zurich Insurance Group ...............    47,116             14,364,545
                                                              -----------
Total Switzerland                                              49,102,884
                                                              -----------
TAIWAN -- 1.9%
  Taiwan Semiconductor
    Manufacturing ......................   611,000              4,340,365
  Taiwan Semiconductor
    Manufacturing ADR ..................   180,232              6,481,143
                                                              -----------
Total Taiwan                                                   10,821,508
                                                              -----------

Gallery Trust                                 Mondrian International Equity Fund
                                                       July 31, 2017 (Unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                         Number of               Value
                                           Shares               (U.S. $)
                                        -----------           -----------
UNITED KINGDOM -- 19.6%
    Amec Foster Wheeler PLC ..........     727,476            $ 4,259,735
    BP PLC ...........................   2,232,928             13,133,831
    G4S PLC ..........................   2,862,947             12,420,004
    GlaxoSmithKline PLC ..............     750,458             14,995,892
    John Wood Group PLC ..............     295,799              2,382,643
    Kingfisher PLC ...................   3,140,330             12,198,031
    Lloyds Banking Group PLC .........  16,590,293             14,354,964
    National Grid PLC ................     709,648              8,771,346
    Next PLC .........................     172,215              8,975,212
    Pearson PLC ......................     731,108              6,342,404
    Tesco PLC * ......................   6,752,190             15,519,204
                                                              -----------
Total United Kingdom                                          113,353,266
                                                              -----------
    Total Common Stock
      (Cost $525,582,043) ............                        570,576,247
                                                              ===========

--------------------------------------------------------------------------------
PREFERRED STOCK -- 0.1%
--------------------------------------------------------------------------------
GERMANY -- 0.1%
    Bayerische Motoren Werke, 4.66% ......   9,391                748,732
                                                             ------------
    Total Preferred Stock
      (Cost $680,930) ....................                        748,732
                                                             ------------
    Total Value of Securities -- 99.0%
      (Cost $526,262,973)+ ...............                   $571,324,979
                                                             ============

PERCENTAGES ARE BASED ON NET ASSETS OF $577,082,055.

*    NON-INCOME PRODUCING SECURITY.
^    SECURITY TRADED ON THE LONDON STOCK EXCHANGE.

ADR -- AMERICAN DEPOSITARY RECEIPT
PLC -- PUBLIC LIMITED COMPANY
REIT -- REAL ESTATE INVESTMENT TRUST

+ AT JULY 31, 2017, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $526,262,973. THE FUND'S INVESTMENTS HAD UNREALIZED APPRECIATION OF $70,488,157 AND UNREALIZED DEPRECIATION OF $(25,426,151).

AS OF JULY 31, 2017, ALL OF THE FUND'S INVESTMENTS WERE CONSIDERED LEVEL 1. FOR THE PERIOD ENDED JULY 31, 2017, THERE HAVE BEEN NO TRANSFERS BETWEEN LEVEL 1, LEVEL 2 OR LEVEL 3 ASSETS AND LIABILITIES. THE FUND GENERALLY RECOGNIZES TRANSFERS BETWEEN THE LEVELS AS OF THE END OF THE REPORTING PERIOD.

For information on the Fund's policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund's most recent financial statements.

MON-QH-001-0300

ITEM 2. CONTROLS AND PROCEDURES

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                        Gallery Trust

By (Signature and Title)                            /s/ Michael Beattie
                                                    ----------------------------
                                                    Michael Beattie
                                                    President
Date: September 27, 2017


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)                            /s/ Michael Beattie
                                                    ----------------------------
                                                    Michael Beattie
                                                    President
Date: September 27, 2017


By (Signature and Title)                            /s/ Stephen Connors
                                                    ----------------------------
                                                    Stephen Connors
                                                    Treasurer, Controller & CFO
Date: September 27, 2017